FocusShares Trust	FocusShares Trust
210 Summit Avenue
Suite C-11
Montvale, New Jersey 07645

Phone: 201.930.8500
Fax: 201.930.9400

February 29, 2012

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	FocusShares Trust
(File Nos. 333-146327 and 811-22128) (the “Registrant”)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933 that:

1. The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 25 to the Registration Statement under the Securities Act of 1933 on Form N-1A filed with the Securities and Exchange Commission on February 28, 2012 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

s/ Erik Liik
Erik Liik
President